STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2012	168,856	$6.75	468,431	$9.75
Issued	239,816	6.75	343,196	9.00
Expired	(15,467)	18.00	(111,025)	13.50
Exercised	(7,472)	0.75	(238,682)	8.25
Outstanding at December 31, 2013	385,733	6.75	461,920	10.50
Issued	71,838	8.11	155,818	3.74
Expired	(6,746)	25.65	(77,685)	9.88
Exercised	(4,936)	1.76	(40,722)	8.38
Outstanding at September 30, 2014	445,889	$7.58	499,331	$8.60

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options(1)		Warrants(1)
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2005	239	$125.25	279	$196.50
Issued	319	125.25	958	63.75
Outstanding at December 31, 2006	558	125.25	1,237	93.75
Issued	80	125.25	380	26.25
Outstanding at December 31, 2007	638	125.25	1,617	78.00
Issued	16,577	15.00	67,669	33.75
Expired			(160)	282.00
Outstanding at December 31, 2008	17,215	19.50	69,126	33.75
Issued	2,733	27.75	29,177	48.75
Outstanding at December 31, 2009	19,948	20.25	98,303	36.75
Issued	29,467	12.75	45,809	25.50
Expired	(2,773)	32.25	(120)	125.25
Exercised			(1,714)	34.50
Outstanding at December 31, 2010	46,642	14.25	142,278	33.00
Issued	33,111	0.75	242,963	10.50
Expired	(1,119)	54.75	(26,812)	36.00
Exercised	(1,333)	0.75
Outstanding at December 31, 2011	77,301	8.25	358,429	17.25
Issued	126,866	6.00	155,846	11.25
Expired	(29,805)	8.25	(44,886)	37.50
Exercised	(5,506)	0.75	(958)	0.75
Outstanding at December 31, 2012	168,856	6.75	468,431	9.75
Issued	239,816	6.75	343,196	9.00
Expired	(15,467)	18.00	(111,025)	13.50
Exercised	(7,472)	0.75	(238,682)	8.25
Outstanding at December 31, 2013	385,733	$6.75	461,920	$10.50

(1)	Adjusted for the reverse stock splits in total at June 6, 2008, October 20, 2008, and October 24, 2014.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
The following summarizes the status of options and warrants outstanding at September 30, 2014:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$0.75	7,333	6.77
$4.88	134	8.45
$5.25	2,031	7.94
$5.63	192,000	8.46
$5.93	23,206	8.47
$6.00	123,998	7.88
$6.60	5,332	7.32
$8.25	3,636	10.00
$9.94	3,019	8.79
$10.50	3,238	8.79
$11.25	14,799	7.72
$12.75	10,069	9.54
$13.88	2,160	9.51
$15.00	3,334	9.47
$17.25	40,261	9.44
$18.75	3,335	9.40
$20.25	4,940	9.26
$21.75	1,336	9.02
$23.85	1,260	9.01
$24.75	334	8.99
$25.61	134	8.99
Total	445,889
Warrants:
$0.75	400	1.19
$6.00	102,857	3.45
$9.00	2,666	3.32
$11.25	204,200	3.27
$12.38	71,257	3.53
$13.50	4,444	3.72
$14.85	23,612	3.66
$15.00	1,168	0.34
$18.75	4,166	0.03
$20.25	1,481	3.03
$24.38	83,080	4.86
Total	499,331

The following summarizes the status of options and warrants outstanding at December 31, 2013:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$0.75	7,334	7.52
$1.28	4,336	4.43
$4.88	134	9.20
$5.25	2,631	9.44
$5.63	192,000	9.21
$5.93	23,207	9.22
$6.00	124,000	8.63
$66.00	5,334	8.07
$9.94	3,019	9.54
$10.50	3,239	9.54
$11.25	9,023	7.16
$12.75	67	9.36
$20.25	4,939	10.00
$21.75	1,334	9.77
$23.85	1,258	9.75
$24.75	1,334	9.73
$25.61	267	9.75
$26.25	1,000	0.37
$43.88	1,277	0.44
Total	385,733
Warrants:
$0.75	2,667	1.94
$5.63	35,556	0.85
$6.00	102,857	4.20
$7.50	19,047	0.33
$9.00	2,667	4.90
$11.25	221,977	3.98
$12.00	2,000	0.38
$12.75	17,255	0.27
$13.50	7,112	2.83
$14.85	23,611	4.41
$1500	16,500	0.18
$18.75	5,000	0.77
$34.50	1,110	0.30
$57.68	4,561	0.50
Total	461,920

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

The following table is the listing of stock options and warrants as of September 30, 2014 by year of grant:
Stock Options:

Year	Shares	Price
2010	5,466	$11.25
2011	7,333	.75
2012	126,029	5.25 – 6.00
2013	238,556	4.88 – 25.61
2014	68,505	8.25 – 18.75
Total	445,889	$.75 – 25.61
Warrants:

Year	Shares	Price
2010	400	$.75
2011	4,166	18.75
2012	71,368	11.25 – 15.00
2013	267,579	6.00 – 14.85
2014	155,818	12.38 – 24.38
Total	499,331	$.75 – 24.38

The following table is the listing of stock options and warrants as of December 31, 2013 by year of grant:
Stock Options:

Year	Shares	Price
2008	5,613	$1.28 – 43.88
2009	1,000	26.25
2010	5,467	11.25
2011	7,334	.75
2012	126,636	5.25 – 6.00
2013	239,683	4.88 – 25.61
Total	385,733	$.75 – 43.88
Warrants:

Year	Shares	Price
2008	4,561	$34.50 – 57.68
2009	1,110	34.50
2010	2,667	.75
2011	114,635	5.63 – 18.75
2012	71,367	11.25 – 15.00
2013	267,580	6.00 – 14.85
Total	461,920	$.75 – 57.68